Analysis of cash flows	12 Months Ended
Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Analysis of cash flows
11. Analysis of cash flows
The following tables analyse the items included within the main cash flow headings on page F-14.
Net cash from operating activities:

	2022	2021	2020
	£m	£m	£m
Profit/(loss) for the year	775.4	720.7	(2,901.3)
Taxation	384.4	230.1	129.3
Revaluation and retranslation of financial instruments	(76.0)	87.8	147.2
Finance costs	359.4	283.6	312.3
Finance and investment income	(145.4)	(69.4)	(82.8)
Loss/(earnings) from associates - after interest and tax	60.4	(23.8)	136.0
Gain on sale of discontinued operations	—	—	(10.0)
Attributable tax expense on sale of discontinued operations	—	—	1.9
Adjustments for:
Non-cash share-based incentive plans (including share options)	122.0	99.6	74.4
Depreciation of property, plant and equipment	166.9	151.2	174.8
Depreciation of right-of-use assets	262.2	272.9	331.9
Impairment charges included within restructuring costs[1]	72.3	39.2	196.7
Goodwill impairment	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Amortisation of other intangible assets	21.9	19.9	35.2
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Losses/(gains) on disposal of investments and subsidiaries	36.3	10.6	(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(66.5)	—	(0.6)
(Gains)/losses on sale of property, plant and equipment	(6.4)	(1.3)	0.3
(Increase)/decrease in trade receivables and accrued income	(498.6)	(458.9)	585.2
Increase in trade payables and deferred income	170.6	777.8	195.0
Increase/(decrease) in other receivables	(154.1)	(120.0)	123.3
(Decrease)/increase in other payables - short-term	(259.6)	547.0	(36.6)
Decrease in other payables – long-term	(67.0)	(11.0)	(44.3)
(Decrease)/increase in provisions	(38.0)	(32.9)	15.6
Corporation and overseas tax paid	(390.9)	(391.1)	(371.5)
Payment on early settlement of bonds	—	(13.0)	—
Interest and similar charges paid	(210.2)	(173.7)	(173.9)
Interest paid on lease liabilities	(92.4)	(88.4)	(98.5)
Interest received	88.9	47.5	73.6
Investment income	24.5	17.8	8.7
Dividends from associates	37.6	53.4	32.5
Earnout payments recognised in operating activities[2]	(24.8)	(3.8)	(4.2)
Net cash inflow from operating activities	700.9	2,029.0	2,050.6
Notes
[1]Impairment charges included within restructuring costs includes impairments for right-of-use assets, property, plant and equipment and other intangible assets.
[2]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.

Acquisitions and disposals:
	2022	2021	2020
	£m	£m	£m
Initial cash consideration	(218.3)	(227.6)	(32.8)
Cash and cash equivalents acquired	38.8	(2.3)	—
Earnout payments[1]	(46.6)	(53.2)	(111.0)
Purchase of other investments (including associates)	(10.1)	(99.2)	(30.4)
Acquisitions	(236.2)	(382.3)	(174.2)
Proceeds on disposal of investments and subsidiaries[2]	50.1	51.9	320.0
Cash and cash equivalents disposed	(12.4)	(23.6)	(47.7)
Disposals of investments and subsidiaries	37.7	28.3	272.3
Cash consideration received from non-controlling interests	—	39.5	—
Cash consideration for purchase of non-controlling interests	(84.2)	(135.0)	(80.6)
Cash consideration for non-controlling interests	(84.2)	(95.5)	(80.6)
Net acquisition payments and disposal proceeds	(282.7)	(449.5)	17.5
Notes
[1]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.
[2]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2022	2021	2020
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(55.3)	(89.2)	(5.1)
Shares purchased into treasury for cancellation	(807.4)	(729.3)	(285.1)
Net cash outflow	(862.7)	(818.5)	(290.2)

Proceeds from issue of bonds:
	2022	2021	2020
	£m	£m	£m
Proceeds from issue of €750 million bonds	—	—	665.5
Proceeds from issue of £250 million bonds	—	—	250.0
Net cash inflow	—	—	915.5

Repayment of borrowings:
	2022	2021	2020
	£m	£m	£m
Decrease in drawings on bank loans	(11.3)	(36.3)	(59.6)
Repayment of $500 million bonds	—	(360.8)	—
Repayment of €250 million bonds	(209.3)	—	(223.1)
Net cash outflow	(220.6)	(397.1)	(282.7)

Cash and cash equivalents:
	2022	2021	2020
	£m	£m	£m
Cash at bank and in hand	2,271.6	2,776.6	10,075.0
Short-term bank deposits	219.9	1,106.3	2,824.1
Overdrafts[1]	(505.7)	(342.3)	(8,562.0)
	1,985.8	3,540.6	4,337.1
Note
[1]Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
The Group considers that the carrying amount of cash and cash equivalents approximates their fair value.